INCOME TAX	12 Months Ended
Dec. 31, 2019
INCOME TAX
INCOME TAX

11. INCOME TAX

Income taxes are computed in accordance with Russian Federation, Dutch and other national tax laws. The taxable income of Yandex LLC was subject to federal and local income tax at a combined nominal rate of 20% for the years ended December 31, 2017, 2018 and 2019. Yandex N.V. is incorporated in the Netherlands, and its taxable profits were subject to income tax at the rate of 25% in the years ended December 31, 2017, 2018 and 2019.

Dividends paid to Yandex N.V. by its Russian subsidiaries are subject to a 5% dividend withholding tax, computed in accordance with the laws of the Russian Federation and in reliance on the provisions of the Netherlands-Russia tax treaty. Due to the so-called participation exemption, dividends distributed by the Company’s Russian subsidiaries to Yandex N.V. are exempt from income tax in the Netherlands.

Income tax expense for the years ended December 31, 2017, 2018 and 2019 consisted of the following:

	2017	2018	2019	2019
	RUB	RUB	RUB	$
Current tax expense —Russia	(5,640)	(8,220)	(9,052)	(114.8)
Current tax expense —Netherlands	(503)	(1,672)	(563)	(7.1)
Current tax expense—other	(296)	(573)	(196)	(2.6)
Total current tax expense	(6,439)	(10,465)	(9,811)	(124.5)
Deferred tax benefit/(expense) – Russia	1,018	1,656	(1,351)	(17.1)
Deferred tax benefit/(expense) – Netherlands	346	270	(418)	(5.3)
Deferred tax benefit/(expense)—other	59	338	(76)	(1.0)
Total deferred tax benefit/(expense)	1,423	2,264	(1,845)	(23.4)
Total income tax expense	(5,016)	(8,201)	(11,656)	(147.9)

The components of income before income tax expense for the years ended December 31, 2017, 2018 and 2019 are as follows:

	2017	2018	2019	2019
	RUB	RUB	RUB	$
Income before income tax expense —Russia	18,784	33,392	38,626	489.9
(Loss)/income before income tax expense —Netherlands	(6,140)	17,665	(16,916)	(214.5)
Income before income tax expense —other	1,453	1,402	1,145	14.5
Total income before income tax expense	14,097	52,459	22,855	289.9

The amount of income before income tax expense in the Netherlands in the year ended December 31, 2018 includes the effect of deconsolidation of Yandex.Market (Note 4) in the amount of RUB 28,244 which is non-taxable.

The amount of income tax expense that would result from applying the Dutch statutory income tax rate to income before income taxes reconciled to the reported amount of income tax expense is as follows for the years ended December 31, 2017, 2018 and 2019:

	2017	2018	2019	2019
	RUB	RUB	RUB	$
Expected expense at Dutch statutory income tax rate of 25%	3,525	13,115	5,714	72.5
Effect of:
Tax on inter-company dividends	872	802	764	9.7
Non-deductible share-based compensation	1,048	1,638	2,464	31.2
Other expenses not deductible for tax purposes	612	721	1,908	24.2
Accrual/(reversal) of unrecognized tax benefit	227	(102)	319	4.0
Reversal of prior year unrecognized tax benefit accrual following tax audits	—	—	(417)	(5.3)
Equity method loss of Yandex.Market	—	73	1,088	13.8
Effect of deconsolidation of Yandex Market	—	(7,061)	—	—
Difference in foreign tax rates	(1,357)	(1,832)	(2,381)	(30.2)
Change in valuation allowance	332	850	2,285	29.0
Other	(243)	(3)	(89)	(1.0)
Income tax expense	5,016	8,201	11,656	147.9

Movements in the valuation allowance are as follows:

	2017	2018	2019	2019
	RUB	RUB	RUB	$
Balance at the beginning of the period	(659)	(922)	(1,730)	(21.9)
Charged to expenses	(332)	(850)	(2,285)	(29.0)
Foreign currency translation adjustment	69	42	205	2.6
Balance at the end of the period	(922)	(1,730)	(3,810)	(48.3)

As of December 31, 2018 and 2019, the Company included accrued interest and penalties related to unrecognized tax benefits, totaling RUB 32 and RUB 121 ($1.5), respectively, as a component of other accrued liabilities, non-current and RUB 36 and RUB 52 ($0.7), respectively, as a component of accounts payable and accrued liabilities as of December 31, 2018 and as a component of prepaid income tax in the other current assets line as of December 31, 2019. As of December 31, 2018 and 2019, RUB 239 and RUB 439 ($5.6), respectively, of unrecognized tax benefits, if recognized, would affect the effective tax rate. The interest and penalties recorded as part of income tax expense in the years ended December 31, 2017, 2018 and 2019 resulted in an expense of RUB 99, a benefit of RUB 50 and an expense of RUB 106 ($1.3), respectively. The Company does not anticipate significant increases or decreases in unrecognized income tax benefits over the next twelve months.

A reconciliation of the total amounts of unrecognized tax benefits is as follows:

	2017	2018	2019	2019
	RUB	RUB	RUB	$
Balance at the beginning of the period	580	290	239	3.0
Increases related to prior years tax positions	98	9	155	2.0
Decreases related to prior years tax positions	(13)	(111)	(11)	(0.1)
Increases related to current year tax positions	41	51	56	0.7
Settlements	(416)	—	—	—
Balance at the end of the period	290	239	439	5.6

Temporary differences between the financial statement carrying amount and the tax bases of assets and liabilities and carryforwards give rise to the following deferred tax assets and liabilities as of December 31, 2018 and 2019:

	2018	2019	2019
	RUB	RUB	$
Assets/(liabilities) arising from tax effect of:
Deferred tax asset
Accrued expenses	2,696	3,223	40.9
Net operating loss carryforward	3,254	3,452	43.8
Intangible assets	399	451	5.7
Property and equipment	553	464	5.9
Operating lease liabilities	3,778	4,572	58.0
Other	28	76	0.9
Total deferred tax asset	10,708	12,238	155.2
Valuation allowance	(1,730)	(3,810)	(48.3)
Total deferred tax asset, net of valuation allowance	8,978	8,428	106.9
Deferred tax liability
Property and equipment	(1,129)	(2,265)	(28.7)
Intangible assets	(1,684)	(1,480)	(18.8)
Unremitted earnings	(510)	(953)	(12.1)
Deferred expenses	(19)	(89)	(1.1)
Allowance for doubtful accounts	(24)	(25)	(0.3)
Operating lease assets	(3,495)	(3,651)	(46.4)
Other	(166)	(69)	(0.8)
Total deferred tax liability	(7,027)	(8,532)	(108.2)
Net deferred tax asset/(liability)	1,951	(104)	(1.3)
Net deferred tax assets	3,523	1,847	23.4
Net deferred tax liabilities	(1,572)	(1,951)	(24.7)

As of December 31, 2019, Yandex N.V. had net operating loss carryforwards (“NOLs”) for Dutch income tax purposes of RUB 4,783 ($60.7), of which tax losses in the amount of RUB 3,501 were generated before January 1, 2019. For Dutch corporate tax purposes tax losses incurred in 2018 and earlier expire between 2020 and 2027. Tax losses arising beginning on or after January 1, 2019 may be carried forward for 6 years, i.e. up to 2025. As of December 31, 2019, a benefit of RUB 325 ($4.1) related to the Dutch NOLs described above would be recorded by the Company in additional paid-in capital if and when realized.

As of December 31, 2019, the Group had NOLs for Russian income tax purposes of RUB 5,604 ($71.1) which have an indefinite term of carryforward. Russian income tax law also specifies that the tax base for 2020 may be reduced by 50% maximum of tax losses carried forward.

As of December 31, 2019, the Dutch entities of the Group (other than Yandex N.V. described above) also had NOLs for Dutch income tax purposes of RUB 5,257 ($66.7). For Dutch corporate tax purposes tax losses incurred in 2018 and earlier in the amount of RUB 4,878 may be set against taxable profit between 2020 and 2027. Tax losses arising beginning on or after January 1, 2019 may be carried forward for 6 years, i.e. up to 2025.

The Company has accrued for 5% dividend withholding tax on the portion of the current year profit of the Company’s principal Russian operating subsidiary that is considered not to be indefinitely reinvested in Russia. As of December 31, 2019, the amount of unremitted earnings upon which dividend withholding taxes have not been provided is approximately RUB 83,531 ($1,059.4). The Company estimates that the amount of the unrecognized deferred tax liability which would become payable by the Company in case of a dividends distribution related to these earnings is approximately RUB 4,177 ($53.0).

The tax years 2017-2019 remain open for examination by the Russian tax authorities with respect to the Company’s principal Russian operating subsidiary, Yandex LLC. A tax audit of Yandex LLC covering the tax years 2015-2016 was completed by the Russian tax authorities in 2018 and all related income tax charges assessed were fully accrued in the Company’s consolidated financial statements as of December 31, 2019. The tax years 2014-2019 remain open for examination by the Dutch tax authorities with respect to Yandex N.V.